FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 0.4
Long-term debt	5,318.3	$ 2,298.5	$ 5,380.1	$ 2,156.6	$ 4,111.5
Lease liabilities	158.3		153.8		142.3
Derivative financial instruments	(199.5)		(117.2)
Cash and cash equivalents	(1.8)		(10.5)
Promissory note to the parent corporation	(160.0)		(160.0)
Net liabilities	5,115.7		5,246.2
Equity	$ (230.8)		$ (338.3)		$ 188.5	$ 121.5